SUPPLEMENT TO THE PROSPECTUS OF

TCW GALILEO FUNDS, INC.

Dated: February 28, 2003

The name of the TCW Galileo Income + Growth Fund is changed to the TCW Galileo Dividend Focused Fund.

Under the section titled “TCW Galileo Opportunity Fund” at page 39, William R. Church is deleted as a portfolio manager.

Under the section titled “Portfolio Managers” at page 76, William R. Church is deleted.

November 3, 2003

GALnp2003

SUPPLEMENT TO THE PROSPECTUS OF

TCW GALILEO FUNDS, INC.

Dated: February 28, 2003

Under the section titled “TCW Galileo Opportunity Fund” at page 26, William R. Church is deleted as a portfolio manager.

Under the section titled “Portfolio Managers” at page 44, William R. Church is deleted.

November 3, 2003

GALeip203